Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	£ 2,529	£ 2,766
Additions
Acquired through acquisition of subsidiary
Balance at end	1,983	2,529	2,766
Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	6,375	5,558	3,768
Additions	503	707	1,369
Disposals	(635)	(41)	(1)
Transfer
Exchange differences	57	151	422
Balance at end	6,300	6,375	5,558
Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	3,846	2,792	1,784
Charge for the year	1,016	983	772
Disposals	(599)	(14)
Transfer
Exchange differences	53	85	236
Balance at end	4,317	3,846	2,792
Fixtures And Fittings [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	56	79
Balance at end	12	56	79
Fixtures And Fittings [Member] | Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	252	228	1,319
Additions	4	18	2
Disposals	(5)
Transfer			(1,125)
Exchange differences	2	6	32
Balance at end	253	252	228
Fixtures And Fittings [Member] | Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	196	149	458
Charge for the year	43	43	41
Disposals
Transfer			(369)
Exchange differences	2	4	19
Balance at end	241	196	149
Leasehold improvements [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	874	1,127
Balance at end	528	874	1,127
Leasehold improvements [Member] | Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	2,112	1,999	1,112
Additions	106	41	715
Disposals	(229)
Transfer
Exchange differences	24	72	172
Balance at end	2,013	2,112	1,999
Leasehold improvements [Member] | Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,238	872	733
Charge for the year	403	330	134
Disposals	(175)
Transfer			(96)
Exchange differences	19	36	101
Balance at end	1,485	1,238	872
Computer equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	150	159
Balance at end	118	150	159
Computer equipment [Member] | Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	342	281	354
Additions	40	57	43
Disposals			(1)
Transfer			(122)
Exchange differences	1	4	7
Balance at end	383	342	281
Computer equipment [Member] | Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	192	122	180
Charge for the year	72	68	54
Disposals	(3)
Transfer			(118)
Exchange differences	4	2	6
Balance at end	265	192	122
Laboratory Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,449	1,401
Acquired through acquisition of subsidiary
Balance at end	1,325	1,449	1,401
Laboratory Equipment [Member] | Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	3,669	3,050	983
Additions	353	591	609
Disposals	(401)	(41)
Transfer			1,247
Exchange differences	30	69	211
Balance at end	3,651	3,669	3,050
Laboratory Equipment [Member] | Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	2,220	1,649	413
Charge for the year	499	542	543
Disposals	(421)	(14)
Transfer			583
Exchange differences	28	43	110
Balance at end	£ 2,326	£ 2,220	£ 1,649